Fair Value Measurements - Schedule of assets and liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Warrant liabilities	$ 93,816	$ 0
Recurring
Liabilities
Contingent consideration	783
Recurring | Money Market Fund
Assets
Money market funds	861,943
Recurring | Private placement warrants
Liabilities
Warrant liabilities	93,816
Level 1 | Recurring | Money Market Fund
Assets
Money market funds	861,943
Level 3 | Recurring
Liabilities
Contingent consideration	783
Level 3 | Recurring | Private placement warrants
Liabilities
Warrant liabilities	$ 93,816